BUSINESS ACQUISITIONS	12 Months Ended
Nov. 30, 2021
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

19.  BUSINESS ACQUISITIONS

Accounting Policies

Business Acquisitions

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date where the Company obtains control of the acquiree. The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Acquisition costs are expensed to profit or loss.

Non-controlling interest in the acquiree, if any, is recognized either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interest prior to obtaining control and the non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has up to one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

Accounting Estimates and Judgments

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition. Judgment is also required to assess whether the amounts paid on achievement of milestones represent contingent consideration or compensation for post-acquisition services. Judgment is also required to assess whether contingent consideration should be classified as equity or a liability.

In determining the allocation of the purchase price in business acquisitions, estimates are used based on market research and appraisal values to determine the fair value of assets acquired and liabilities assumed. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a discounted forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value.

19.  BUSINESS ACQUISITIONS – continued

Explanatory Information

Acquisition of LYF

On March 5, 2021, the Company entered into an agreement to acquire all of the shares of LYF (“LYF Agreement”). LYF is a edibles manufacturer based in Kelowna, BC with expertise in product creation, white label manufacturing and infusion technologies. The transaction constituted a business combination under IFRS 3, Business Combinations.

The consideration paid at closing was $18,410, which is comprised of $3,909 cash and 2,777,827 common shares valued at $14,501. In addition, there were 328,205 common shares, valued at $1,713 placed in escrow subject to release based on the indemnity provisions of the LYF Agreement. Further, there was a $750 promissory note funded from the Company to LYF pre-acquisition, which gained $12 of accrued interest and was assumed at $762. In addition to the promissory note, there was also $310 of deferred revenue and $1,100 of accounts payable that was settled as a pre-existing relationship on acquisition.

The contingent consideration of $2,198 represents four earn-out EBITDA milestone payments of which two milestones end February 28, 2022 (with a total potential payout of $7,500 and currently valued at $878) and two milestones end February 28, 2023 (with a potential payout of $10,000 and currently valued at $1,320). The contingent consideration can be settled using cash or common shares at the Company’s discretion. 427,350 of the Company’s shares were placed into escrow subject to release upon the achievement of the first earn-out EBITDA milestone ending February 28, 2022. Preliminary valuation of the contingent consideration was calculated using a Monte Carlo simulation and will be subsequently reviewed and remeasured on a quarterly basis (Note 23).

Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The values assigned are, therefore, preliminary, and subject to change.

19.  BUSINESS ACQUISITIONS – continued

During the year ended November 30, 2021, remeasurement of the contingent consideration under the Monte Carlo simulation resulted in a loss of $53.

	Number of	Amount
Consideration	Shares	$
Cash paid on closing		3,909
Shares issued on closing	2,777,827	14,501
Contingent consideration	Note (i)	2,198
Indemnity shares	328,205	1,713
Working capital adjustment		1,110
Settlement of pre-existing relationships		2,172
Total fair value of consideration		25,603
Net assets acquired
Current assets
Cash		196
Accounts receivable		150
Prepaid expenses and other current assets		243
Inventory		1,612
Non-current assets
Prepaid deposits		82
Intangible assets		12,982
Property, plant and equipment		7,070
Total assets		22,335
Current liabilities
Accounts payable and accrued liabilities		1,215
Canadian Emergency Business Account (“CEBA”) Loan		40
Non-current liabilities
Deferred taxes		2,090
Total liabilities		3,345
Total net assets acquired		18,990
Purchase price allocation
Net identifiable assets acquired		18,990
Goodwill		6,613
		25,603
Net cash outflows
Cash consideration paid		(3,909)
Cash acquired		196
		(3,713)
Acquisition costs expensed
Year ended November 30, 2021		278
(i)	Milestone consideration can be settled using cash or common shares at the Company’s discretion. 427,350 shares are currently held in escrow related to the first milestone.

During the year ended November 30, 2021, the Company’s consolidated revenue included $2,357 from LYF. In addition, for the year ended November 30, 2021, the Company’s consolidated loss for the year included a net loss of $2,135 from LYF. If LYF had been acquired on December 1, 2020, total revenue from LYF would have been $2,637 and the net loss would have been $4,201.

19.  BUSINESS ACQUISITIONS – continued

Goodwill arising from the business combination represents expected synergies, future income and growth that are not separately recognized. Goodwill arising on this acquisition is not expected to be deductible for tax purposes.

Acquisition of Green Roads

On June 17, 2021, the Company entered into an agreement to acquire all of the shares of Green Roads (“GR Agreement”). Green Roads was the largest privately-owned CBD company in the United States. Based in South Florida, the company produces health and wellness products using hemp-derived CBD across a variety of consumer categories such as oils, topicals, ingestibles, personal care and pet products. The transaction constituted a business combination under IFRS 3, Business Combinations.

The consideration paid at closing was $40,815, which is comprised of $14,400 cash and 2,659,959 common shares valued at $26,415. In addition, there were 1,434,767 common shares, valued at $14,248 placed in escrow subject to the resolution and settlement of certain tax matters, in which the sellers are required to indemnify the Company (indemnity asset and other liability of $10,957 was recognized in the purchase price allocation). Furthermore, there was $1,902 in cash that was placed in escrow subject to adjustments related to net working capital.

The contingent consideration of $940 represents an earn-out EBITDA milestone payment in which the milestone ends November 30, 2022 (with a total potential payout of $24,556 and valued at $940 on acquisition date). The contingent consideration can be settled using cash or common shares at the Company’s discretion. Preliminary valuation of the contingent consideration was calculated using a Monte Carlo simulation and will be subsequently reviewed and remeasured on a quarterly basis.

Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of property, plant and equipment, indemnity assets, other liability, lease liabilities, inventory, certain current and non-current liabilities, intangibles, and goodwill. In addition, changes in deferred taxes may also arise as fair value adjustments are finalized.

19.  BUSINESS ACQUISITIONS – continued

During the year ended November 30, 2021, remeasurement of the contingent consideration under the Monte Carlo simulation resulted in a gain of $600.

	Number of	Amount
Consideration	Shares	$
Cash paid on closing		14,400
Cash held in escrow		1,902
Shares issued on closing	2,659,959	26,415
Tax escrow shares	1,434,767	14,248
Contingent consideration		940
Working capital adjustment		(1,462)
Total fair value of consideration		56,443
Net assets acquired
Current assets
Cash		669
Accounts receivable		508
Promissory note receivable		100
Prepaid expenses and other current assets		385
Indemnity assets (provisional)		10,957
Inventory (provisional)		2,908
Non-current assets
Property, plant and equipment (provisional)		3,083
Intangible assets (provisional)		33,145
Other assets		293
Total assets		52,048
Current liabilities
Accounts payable and accrued liabilities		2,380
Lease liability - current (provisional)		682
Deferred revenue		875
Other liability (provisional)		10,957
Non-current liabilities
Lease liability - non-current (provisional)		1,234
Deferred taxes (provisional)		6,543
Miscellaneous liabilities		33
Total liabilities		22,704
Total net assets acquired		29,344
Purchase price allocation
Net identifiable assets acquired		29,344
Goodwill (provisional)		27,099
		56,443
Net cash outflows
Cash consideration paid		(16,420)
Cash acquired		669
		(15,751)
Acquisition costs expensed
Year ended November 30, 2021		2,654

19.  BUSINESS ACQUISITIONS – continued

During the year ended November 30, 2021, the Company’s consolidated revenue included $10,474 from Green Roads. In addition, for the year ended November 30, 2021, the Company’s consolidated loss included a net loss of $2,481 from Green Roads. If Green Roads had been acquired on December 1, 2020, total revenue from Green Roads would have been $22,600 and the net loss would have been $10,544.

Goodwill arising from the business combination represents expected synergies, future income and growth that are not separately recognized. Goodwill arising on this acquisition is expected to be partially deductible for tax purposes.

As of November 30, 2021, Goodwill related to Green Roads was $27,889 following adjustments related to foreign exchange.

Acquisition of Citizen Stash

On November 8, 2021, the Company finalized the plan of arrangement (“CS Arrangement”) to acquire all of the shares of Citizen Stash. Based in Mission British Columbia, Citizen Stash is a licensed cultivator and processor of premium craft cannabis products, operating a platform comprised of a network of craft contract growing partners from which it selectively sources premium bulk flower grown from Citizen Stash’s industry leading proprietary genetics. Citizen Stash manufactures and packages flower and pre-roll products primarily through manual processes. The transaction constituted a business combination under IFRS 3, Business Combinations.

The consideration paid at closing was $35,760, which is comprised of 5,786,360 common shares.

Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of property, plant and equipment, lease liabilities, inventory, certain current and non-current liabilities, intangible assets, and goodwill.

19.  BUSINESS ACQUISITIONS – continued

	Number of	Amount
Consideration	Shares	$
Shares issued on closing	5,786,360	35,760
Settlement of pre-existing relationships		1,052
Total fair value of consideration		36,812
Net assets acquired
Current assets
Cash		1,417
Marketable securities and derivatives		72
Accounts receivable		1,282
Prepaid expenses and other current assets		449
Inventory and biological assets (provisional)		2,110
Non-current assets
Property, plant and equipment (provisional)		6,078
Intangible assets (provisional)		20,717
Other assets		53
Total assets		32,178
Current liabilities
Accounts payable and accrued liabilities		4,384
Term loan – non-current		2,500
Non-current liabilities
Deferred taxes		3,028
Lease liability – non-current (provisional)		53
Total liabilities		9,965
Total net assets acquired		22,213
Purchase price allocation
Net identifiable assets acquired		22,213
Goodwill (provisional)		14,599
		36,812
Net cash inflows
Cash consideration paid		—
Transaction costs paid		(62)
Cash acquired		1,417
		1,355
Acquisition costs expensed
Year ended November 30, 2021		629

During the year ended November 30, 2021, the Company’s consolidated revenue included $609 from Citizen Stash. In addition, for the year ended November 30, 2021, the Company’s consolidated loss included a net loss of $nil from Citizen Stash. If Citizen Stash had been acquired on December 1, 2020, total revenue from Citizen Stash would have been $11,436 and the net loss would have been $6,882.

Goodwill arising from the business combination represents expected synergies, future income and growth that are not separately recognized. Goodwill arising on this acquisition is not expected to be deductible for tax purposes.